Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	4 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	20 Months Ended	22 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	68 Months Ended
	Nov. 28, 2023	Jan. 21, 2020	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000246525
Account Value [Line Items]
Line Graph and Table Measure Name								Counterpoint Quantitative Equity ETF
Accumulated Value	$ 10,000		$ 10,722	$ 11,923	$ 12,491		$ 13,412		$ 13,786	$ 13,444	$ 14,935		$ 15,847
C000216396
Account Value [Line Items]
Line Graph and Table Measure Name								Counterpoint High Yield Trend ETF
Accumulated Value		$ 10,000				$ 9,427						$ 10,191		$ 9,049	$ 9,302	$ 10,541	$ 11,016
S&P 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,093	$ 11,939	$ 11,540		$ 12,456		$ 12,462	$ 11,590	$ 12,301		$ 13,121
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				10,590						10,495		8,963	9,021	10,065	10,355
CP High Yield Trend Index
Account Value [Line Items]
Line Graph and Table Measure Name								CP High Yield Trend Index
Accumulated Value		$ 10,000				$ 9,467						$ 10,300		$ 9,199	$ 9,561	$ 10,918	$ 11,494